CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	$ 9,230	¥ 61,824	¥ 157,399
Restricted cash	347	2,321	1,823
Short term investments, available for sale	2,763	18,509	15,764
Short term investments, held to maturity	8,958	60,000	2,000
Accounts receivable, net	2,529	16,939	25,602
Amounts due from related parties	453	3,037	3,103
Prepaid and other current assets, net	16,442	110,127	109,890
Assets classified as held for sale	21,939	146,951	132,724
Total current assets	62,661	419,708	448,305
Non-current assets:
Property and equipment, net	14,664	98,218	101,915
Intangible assets, net	4,478	29,993	29,986
Goodwill	3,271	21,907	21,907
Deferred tax assets, net			31
Operating lease right-of-use asset	31,240	209,246	220,404
Finance lease right-of-use asset	739	4,950	5,250
Other non-current assets, net	19,385	129,845	142,364
Total non-current assets	73,777	494,159	521,857
Total assets	136,438	913,867	970,162
Current liabilities:
Short-term borrowing (including consolidated VIE amount without recourse to the Company of RMB 29,070 and RMB 10,000 as of June 30, 2022 and December 31, 2021, respectively)	4,340	29,070	10,103
Deferred revenue (including consolidated VIE amount without recourse to the Company of RMB 37,421 and RMB 89,633 as of June 30, 2022 and December 31, 2021, respectively)	5,787	38,757	95,036
Accounts payable (including consolidated VIE amount without recourse to the Company of RMB 11,060 and RMB 11,321 as of June 30, 2022 and December 31, 2021, respectively)	4,140	27,730	29,466
Accrued and other liabilities (including consolidated VIE amount without recourse to the Company of RMB 204,760 and RMB 187,138 as of June 30, 2022 and December 31, 2021, respectively)	34,220	229,209	216,399
Income taxes payable, current (including consolidated VIE amount without recourse to the Company of RMB 152,161 and RMB 113,879 as of June 30, 2022 and December 31, 2021, respectively)	23,270	155,864	116,341
Amounts due to related parties (including consolidated VIE amount without recourse to the Company of RMB 5,069 and RMB 3,793 as of June 30, 2022 and December 31, 2021, respectively)	767	5,135	3,793
Operating lease liability, current (including consolidated VIE amount without recourse to the Company of RMB 20,041 and RMB 21,339 as of June 30, 2022 and December 31, 2021, respectively)	7,293	48,846	48,923
Liabilities classified as held for sale (including consolidated VIE amount without recourse to the Company of RMB 78,857 and RMB 83,161 as of June 30, 2022 and December 31, 2021, respectively)	11,773	78,857	83,161
Total current liabilities	91,590	613,468	603,222
Non-current liabilities:
Deferred tax liabilities (including consolidated VIE amount without recourse to the Company of RMB 8,119 and RMB nil as of June 30, 2022 and December 31, 2021, respectively)	1,455	9,748
Other non-current liabilities (including consolidated VIE amount without recourse to the Company of RMB 20 and RMB 95 as of June 30, 2022 and December 31, 2021, respectively)	3	20	96
Income taxes payable, non-current (including consolidated VIE amount without recourse to the Company of RMB 29,553 and RMB 21,475 as of June 30, 2022 and December 31, 2021, respectively)	4,412	29,553	21,475
Operating lease liability, non-current (including consolidated VIE amount without recourse to the Company of RMB 73,462 and RMB 74,883 as of June 30, 2022 and December 31, 2021, respectively)	29,544	197,889	198,687
Total non-current liabilities	35,414	237,210	220,258
Total liabilities	127,004	850,678	823,480
EQUITY
Preferred shares (US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of June 30, 2022 and December 31, 2021)
Additional paid-in capital	530,449	3,553,000	3,545,955
Statutory reserve	573	3,837	3,837
Accumulated deficit	(523,251)	(3,504,789)	(3,415,771)
Accumulated other comprehensive income	1,498	10,035	11,291
Total Ambow Education Holding Ltd.'s equity	9,417	63,075	146,197
Non-controlling interests	17	114	485
Total equity	9,434	63,189	146,682
Total liabilities and equity	136,438	913,867	970,162
Class A Ordinary Shares
EQUITY
Ordinary shares	135	902	795
Class C Ordinary Shares
EQUITY
Ordinary shares	$ 13	¥ 90	¥ 90